RECOVERABLE TAXES	12 Months Ended
Dec. 31, 2024
Recoverable Taxes
RECOVERABLE TAXES

7.	RECOVERABLE TAXES

		Consolidated
	12/31/2024	12/31/2023
ICMS (Brazilian State Value-Added Tax)	1,717,547	1,492,575
Brazilian federal contributions	2,336,854	2,729,606
Other taxes	112,866	59,316
	4,167,267	4,281,497

Classified:
Current	1,367,316	1,744,074
Non-current	2,799,951	2,537,423
	4,167,267	4,281,497

Accounting Policy

Tax credits accumulated essentially derive from ICMS, PIS, and COFINS credits on input purchases and property, plant and equipment used in production, plus IRPJ and CSLL related to Selic rate updates on tax credits awaiting final legal resolution for compensation, classified in non-current assets. The realization of these credits generally occurs through natural offsetting with debits of these taxes, generated by sales operations and other taxed outputs.

The balance of recoverable taxes maintained in the short term is expected to be offset in the next 12 months. Based on budget analyses and projections approved by Management, there is no forecast of risks regarding the non-realization of these tax credits, provided that such budget projections materialize.